Right-of-use assets	9 Months Ended
May 31, 2025
Right-of-use assets
Right-of-use assets

5. Right-of-use assets

	Premises	Moulds	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2023	3,839,792	—	43,919	3,883,711
Additions	—	67,432	170,037	237,469
Disposals	(2,186,552)	—	—	(2,186,552)
Deconsolidation on sale of subsidiary	(1,549,425)	—	(46,656)	(1,596,081)
Currency translation	9,433	—	1,113	10,546
Balance at August 31, 2024	113,248	67,432	168,413	349,093
Additions	—	—	62,296	62,296
Disposal	—	—	(79,356)	(79,356)
Currency translation	1,841	1,624	—	3,465
Balance at May 31, 2025	115,089	69,056	151,353	335,498

Accumulated depreciation
Balance at August 31, 2023	1,438,344	—	30,774	1,469,118
Depreciation	524,772	8,429	71,385	604,586
Disposal	(1,193,933)	—	—	(1,193,933)
Deconsolidation on sale of subsidiary	(748,972)	—	(42,513)	(791,485)
Balance at August 31, 2024	20,211	8,429	59,646	88,286
Depreciation	27,546	25,287	52,048	104,881
Disposal	—	—	(33,065)	(33,065)
Balance at May 31, 2025	47,757	33,716	78,629	160,102
Net carrying amount
As at August 31, 2024	93,037	59,003	108,767	260,807
As at May 31, 2025	67,332	35,340	72,724	175,396

During the year ended August 31, 2024, the Company sold its subsidiary EB Rental, Ltd., which resulted in the deconsolidation of the subsidiary’s right-of-use assets. As a result, the Company deconsolidated right-of-use assets with a net book value of $804,596.